PROPERTY AND EQUIPMENT, NET (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Depreciation	$ 68,056	$ 62,602	$ 10,342
Impairment of Loss	$ 17,652